segment information (Tables)	12 Months Ended
Dec. 31, 2021
segment information
Reconciliation of revenue and income before income taxes by segment

							Digitally-led customer
	TELUS technology solutions						experiences - TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Years ended December 31 (millions)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Operating revenues
External revenues
Service	$6,297	$6,096	$5,928	$5,444	$12,225	$11,540	$2,310	$1,737	$—	$—	$14,535	$13,277
Equipment	2,042	1,809	261	255	2,303	2,064	—	—	—	—	2,303	2,064
Revenues arising from contracts with customers	$8,339	$7,905	$6,189	$5,699	14,528	13,604	2,310	1,737	—	—	16,838	15,341
Other income (Note 7)					420	19	—	103	—	—	420	122
					14,948	13,623	2,310	1,840	—	—	17,258	15,463
Intersegment revenues					18	13	444	416	(462)	(429)	—	—
					$14,966	$13,636	$2,754	$2,256	$(462)	$(429)	$17,258	$15,463

EBITDA [2]	$5,735	$4,976	$555	$518	$—	$—	$6,290	$5,494
Restructuring and other costs included in EBITDA (Note 16)	148	182	38	77	—	—	186	259
Equity losses related to real estate joint venture	3	19	—	—	—	—	3	19
Gain on disposition of financial solutions business (Note 7)	(410)	—	—	—	—	—	(410)	—
Retirement of provision arising from business acquisition-related written put options within DLCX	—	—	—	(71)	—	—	—	(71)
Adjusted EBITDA [2]	$5,476	$5,177	$593	$524	$—	$—	$6,069	$5,701
CAPEX, excluding spectrum licences [3]	$3,372	$2,675	$126	$100	$—	$—	$3,498	$2,775

Operating revenues – external and other income (above)	$17,258	$15,463
Goods and services purchased	6,699	6,268
Employee benefits expense	4,269	3,701
EBITDA (above)	6,290	5,494
Depreciation	2,126	2,107
Amortization	1,090	905
Operating income	3,074	2,482
Financing costs	796	771
Income before income taxes	$2,278	$1,711

1	The digitally-led customer experiences – TELUS International segment is comprised of our consolidated TELUS International (Cda) Inc. subsidiary and a line of business retrospectively reorganized into, and accounted for using predecessor accounting prospectively applied by, TELUS International (Cda) Inc. (see Note 28(c)). All of our other international operations are included in the TELUS technology solutions segment.
2	Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS-IASB and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS International (Cda) Inc.); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA and adjusted EBITDA because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in measuring compliance with certain debt covenants.
3	Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.